RiverNorth Opportunities Fund, Inc.
Statement of Investments
April 30, 2019 (Unaudited)
Description	Shares	Value (Note 2)
CLOSED-END FUNDS - COMMON SHARES (76.55%)
Aberdeen Emerging Markets Equity Income Fund, Inc.	215,223	$1,607,694
Aberdeen Total Dynamic Dividend Fund	454,836	3,875,203
Advent Claymore Convertible Securities and Income Fund	42,373	635,171
Alliance California Municipal Income Fund, Inc.	64,716	962,327
AllianzGI Convertible & Income 2024 Target Term Fund	207,751	1,917,542
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	220,449	2,737,977
BlackRock California Municipal Income Trust	24,942	325,493
BlackRock Debt Strategies Fund, Inc.	74,882	811,721
BlackRock New York Municipal Income Quality Trust	72,812	933,450
BlackRock Resources & Commodities Strategy Trust	72,536	583,189
BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	267,740	2,950,495
Clough Global Opportunities Fund(a)	274,478	2,692,629
Cornerstone Strategic Value Fund, Inc.	244,533	3,005,311
Cornerstone Total Return Fund, Inc.	79,055	954,202
Delaware Enhanced Global Dividend & Income Fund	322,323	3,187,774
Eagle Growth & Income Opportunities Fund	81,574	1,263,581
Eaton Vance Limited Duration Income Fund	353,002	4,497,245
Eaton Vance Tax-Managed Buy-Write Strategy Fund	45,050	435,183
Franklin Limited Duration Income Trust	69,302	665,299
Highland Floating Rate Opportunities Fund	332,337	4,539,723
India Fund, Inc.	41,979	888,276
Invesco Dynamic Credit Opportunities Fund	393,704	4,433,107
Invesco High Income Trust II	190,814	2,799,241
Invesco Municipal Opportunity Trust	78,573	931,876
Invesco Senior Income Trust	1,128,889	4,899,378
Kayne Anderson MLP/Midstream Investment Co.	120,135	1,895,730
Lazard World Dividend & Income Fund, Inc.	158,702	1,580,672
Morgan Stanley Emerging Markets Debt Fund, Inc.	142,418	1,291,731
Neuberger Berman California Municipal Fund, Inc.	35,817	470,994
Neuberger Berman High Yield Strategies Fund, Inc.	219,697	2,618,788
NexPoint Credit Strategies Fund	13,280	267,194
Nuveen AMT-Free Quality Municipal Income Fund	91,382	1,217,208
Nuveen California Quality Municipal Income Fund	86,962	1,200,945
Nuveen Credit Strategies Income Fund	421,603	3,368,608
Nuveen Emerging Markets Debt 2022 Target Term Fund	101,213	881,565
Nuveen Intermediate Duration Quality Municipal Term Fund	55,066	714,757
Nuveen Mortgage Opportunity Term Fund	92,546	2,157,247
Nuveen Mortgage Opportunity Term Fund 2(a)	74,850	1,686,371
PGIM Global High Yield Fund, Inc.(a)	459,003	6,517,843
PGIM High Yield Bond Fund, Inc.	154,942	2,251,307
Special Opportunities Fund, Inc.	57,875	784,206
Templeton Emerging Markets Income Fund	88,693	898,460
Templeton Global Income Fund	423,675	2,686,100
Tortoise MLP Fund, Inc.	154,412	2,191,106
Virtus Total Return Fund, Inc.(a)	93,757	935,695
Voya Prime Rate Trust	1,085,144	5,273,800
Western Asset Corporate Loan Fund, Inc.	171,970	1,661,230
Western Asset Global High Income Fund, Inc.	151,398	1,470,075

TOTAL CLOSED-END FUNDS - COMMON SHARES
(Cost $96,229,327)		96,554,719

Description	Shares	Value (Note 2)
CLOSED-END FUNDS - PREFERRED SHARES (0.50%)
AllianzGI Convertible & Income Fund II	25,754	$630,973

TOTAL CLOSED-END FUNDS - PREFERRED SHARES
(Cost $605,409)		630,973

BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES (5.09%)
Barings BDC, Inc.(a)	445,659	4,429,850
Garrison Capital, Inc.	199,291	1,397,030
OHA Investment Corp.	512,291	594,258

TOTAL BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES
(Cost $7,633,384)		6,421,138

BUSINESS DEVELOPMENT COMPANY NOTES - PREFERRED SHARES (4.76%)
Capital Southwest Corp., 5.95%, 12/15/2022	24,725	637,163
Monroe Capital Corp., 5.75%, 10/31/2023	7,008	175,550
OFS Capital Corp., 6.50%, 10/31/2025	6,065	152,838
Oxford Square Capital Corp., 6.50%, 3/30/2024	77,272	1,973,527
Portman Ridge Finance Corp., 6.13%, 9/30/2022	9,478	239,793
Stellus Capital Investment Corp., 5.75%, 9/15/2022	12,767	326,197
THL Credit, Inc., 6.75%, 12/30/2022	39,243	993,633
THL Credit, Inc., 6.13%, 10/30/2023	45,335	1,160,123
TriplePoint Venture Growth BDC Corp., 5.75%, 7/15/2022	13,316	340,224

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES - PREFERRED SHARES
(Cost $5,881,367)		5,999,048

SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES (11.49%)
8i Enterprises Acquisition Corp.(b)	23,872	240,630
Act II Global Acquisition Corp.(b)	13,143	132,481
Alberton Acquisition Corp.(b)	22,730	234,005
Allegro Merger Corp.(b)	24,649	247,723
Andina Acquisition Corp. III(b)	29,708	305,398
B Riley Principal Merger Corp.(b)	10,669	107,437
Big Rock Partners Acquisition Corp.(b)	35,482	369,013
Black Ridge Acquisition Corp.(b)	24,390	249,510
Boxwood Merger Corp.(b)	47,428	479,497
ChaSerg Technology Acquisition Corp.(b)	16,106	163,637
Churchill Capital Corp., Class A(b)	11,986	172,598
CM Seven Star Acquisition Corp.(b)	32,478	162,065
Crescent Acquisition Corp.(b)	39,846	400,452
DD3 Acquisition Corp.(b)	48,831	495,146
Edtechx Holdings Acquisition Corp.(b)	16,106	164,362
Far Point Acquisition Corp., Class A(b)	5,103	51,183
FinTech Acquisition Corp. III(b)	35,478	368,971
Graf Industrial Corp.(b)	47,967	493,101
Greenland Acquisition Corp.(b)	23,749	241,765
Hennessy Capital Acquisition Corp. IV(b)	44,040	450,749
HL Acquisitions Corp.(b)	30,748	309,479
Insurance Acquisition Corp.(b)	6,376	64,589
Legacy Acquisition Corp., Class A(b)	29,594	298,456
Leisure Acquisition Corp.(b)	56,828	572,542
LF Capital Acquisition Corp., Class A(b)	33,437	337,379
Longevity Acquisition Corp.(b)	24,043	248,605
Megalith Financial Acquisition Corp.(b)	35,972	368,713
Monocle Acquisition Corp.(b)	7,363	74,477
One Madison Corp., Class A(b)	75,084	771,864
Pensare Acquisition Corp.(b)	38,862	403,388
Pivotal Acquisition Corp.(b)	9,896	105,195

Description	Shares	Value (Note 2)
Pure Acquisition Corp.(b)	42,171	$424,662
Replay Acquisition Corp.(b)	21,524	216,531
Schultze Special Purpose Acquisition Corp.(b)	30,224	307,529
Tenzing Acquisition Corp.(b)	29,977	299,920
Thunder Bridge Acquisition, Ltd., Class A(b)	50,206	513,356
TKK Symphony Acquisition Corp.(b)	72,356	751,055
Tottenham Acquisition I, Ltd.(b)	24,729	251,741
Trident Acquisitions Corp.(b)	50,476	516,117
Trine Acquisition Corp.(b)	30,246	304,880
Trinity Merger Corp., Class A(b)	20,397	208,253
Tuscan Holdings Corp.(b)	43,548	457,254
Twelve Seas Investment Co.(b)	45,379	457,874
VectoIQ Acquisition Corp.(b)	47,906	481,455
Wealthbridge Acquisition, Ltd.(b)	22,108	223,844

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES
(Cost $13,951,148)		14,498,881

RIGHTS (0.09%)
Allegro Merger Corp., Strike Price $11.50, Expires 01/07/2025(b)	24,649	6,409
Big Rock Partners Acquisition Corp., Strike Price $11.50, Expires 12/31/2049(b)	35,482	11,888
Bison Capital Acquisition Corp., Strike Price $11.50, Expires 07/18/2022(b)	22,246	7,786
Black Ridge Acquisition Corp., Strike Price $11.50, Expires 10/25/2022(b)	12,194	4,024
CM Seven Star Acquisition Corp., Strike Price $11.50, Expires 11/06/2019(b)	32,478	9,743
Constellation Alpha Capital Co., Strike Price $11.50, Expires 03/23/2024(b)	15,886	1,773
Greenland Acquisition Corp., Strike Price $11.50, Expires 07/27/2023(b)	23,749	9,260
HL Acquisitions Corp., Strike Price $11.50, Expires 07/19/2023(b)	30,748	9,224
KBL Merger Corp. IV, Strike Price $5.75, Expires 07/01/2023(b)	20,375	3,394
Modern Media Acquisition Corp., Strike Price $11.50, Expires 06/07/2022(b)	20,850	5,100
Nexpoint Credit Strategies Fund, Strike Price $17.77, Expires 05/31/2019(b)	13,280	–
OneSpaWorld Holdings, Ltd., Strike Price $11.50, Expires 10/23/2024(b)	5,461	19,933
Pensare Acquisition Corp., Strike Price $11.50, Expires 08/08/2022(b)	38,862	10,477
Tottenham Acquisition I, Ltd., Strike Price $11.50, Expires 12/31/2049(b)	24,729	7,134
Twelve Seas Investment Co., Strike Price $11.50, Expires 07/14/2023(b)	45,379	12,107

TOTAL RIGHTS
(Cost $131,048)		118,252

WARRANTS (0.26%)
Allegro Merger Corp., Strike Price $11.50, Expires 01/07/2025(b)	24,649	5,428
Big Rock Partners Acquisition Corp., Strike Price $11.50, Expires 12/01/2022(b)	17,741	4,524
Bison Capital Acquisition Corp., Strike Price $11.50, Expires 07/18/2022(b)	11,123	2,225

Description	Shares	Value (Note 2)
Black Ridge Acquisition Corp., Strike Price $11.50, Expires 10/25/2022(b)	32,819	$10,010
Churchill Capital Corp., Strike Price $11.50, Expires 10/30/2023(b)	5,993	21,874
CM Seven Star Acquisition Corp., Strike Price $11.50, Expires 08/21/2022(b)	16,239	2,761
Constellation Alpha Capital Co., Strike Price $11.50, Expires 03/23/2024(b)	15,886	1,430
Falcon Minerals Corp., Strike Price $11.50, Expires 08/15/2022(b)	9,674	7,739
Far Point Acquisition Corp., Strike Price $11.50, Expires 06/03/2025(b)	1,701	2,415
Greenland Acquisition Corp., Strike Price $11.50, Expires 07/27/2023(b)	23,749	2,078
HL Acquisitions Corp., Strike Price $11.50, Expires 07/19/2023(b)	30,748	14,608
KBL Merger Corp. IV, Strike Price $5.75, Expires 07/01/2023(b)	20,375	4,101
Legacy Acquisition Corp., Strike Price $5.75, Expires 12/01/2022(b)	29,594	8,286
Leisure Acquisition Corp., Strike Price $11.50, Expires 12/28/2022(b)	28,414	14,923
LF Capital Acquisition Corp., Strike Price $11.50, Expires 06/28/2023(b)	33,437	11,703
Modern Media Acquisition Corp., Strike Price $11.50, Expires 06/07/2022(b)	10,425	3,440
National Energy Services Reunited Corp., Strike Price $5.75, Expires 06/06/2022(b)	20,850	24,603
NRC Group Holdings Corp., Strike Price $11.50, Expires 06/15/2024(b)	11,992	11,273
One Madison Corp., Strike Price $11.50, Expires 02/23/2023(b)	37,542	50,682
Pensare Acquisition Corp., Strike Price $11.50, Expires 08/08/2022(b)	19,431	4,858
Pure Acquisition Corp., Strike Price $11.50, Expires 04/17/2023(b)	21,085	23,404
Thunder Bridge Acquisition, Ltd., Strike Price $11.50, Expires 07/18/2022(b)	50,206	41,169
Tottenham Acquisition I, Ltd., Strike Price $11.50, Expires 06/06/2025(b)	24,729	2,861
Trident Acquisitions Corp., Strike Price $11.50, Expires 06/14/2021(b)	50,476	9,151
Trinity Merger Corp., Strike Price $11.50, Expires 06/01/2023(b)	20,397	6,327
Twelve Seas Investment Co., Strike Price $11.50, Expires 07/14/2023(b)	45,379	9,534
VectoIQ Acquisition Corp., Strike Price $11.50, Expires 06/12/2023(b)	47,906	25,179

TOTAL WARRANTS
(Cost $319,558)		326,586

	7-Day
Description	Yield	Shares	Value
SHORT-TERM INVESTMENTS (4.17%)
State Street Institutional Treasury Money Market Fund	2.330%	5,260,845	5,260,845

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,260,845)			5,260,845

Description	Value
TOTAL INVESTMENTS (102.91%)
(Cost $130,012,086)	$129,810,442

Liabilities in Excess of Other Assets (-2.91%)(c)	(3,674,963)
NET ASSETS (100.00%)	$126,135,479

SCHEDULE OF SECURITIES SOLD SHORT
Description	Shares	Value
EXCHANGE-TRADED FUNDS - COMMON SHARES (-10.20%)
PowerShares Senior Loan Portfolio	(186,880)	$(4,292,633)
SPDR® Barclays Short Term High Yield Bond ETF	(114,385)	(3,129,574)
SPDR® Bloomberg Barclays High Yield Bond ETF	(150,000)	(5,440,500)

TOTAL EXCHANGE-TRADED FUNDS		(12,862,707)

TOTAL SECURITIES SOLD SHORT
(Proceeds $12,740,083)		$(12,862,707)

(a)	All or a portion of the security is pledged as collateral for securities sold short. As of April 30, 2019, the aggregate market value of those securities was $9,493,190 representing 7.53% of net assets.
(b)	Non-income producing security.
(c)	Includes cash, in the amount of $12,806,669 which is being held as collateral for securities sold short.

See Notes to Quarterly Statement of Investments.

RiverNorth Opportunities Fund, Inc.

Notes to Quarterly Statement of Investments

April 30, 2019 (Unaudited)

1. ORGANIZATION

RiverNorth Opportunities Fund, Inc. (the “Fund”) is a Maryland corporation registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Effective July 18, 2018, the Board of Directors (the “Board”) approved changing the fiscal year-end of the Fund from October 31 to July 31.

The Fund’s investment objective is total return consisting of capital appreciation and current income. The Fund seeks to achieve its investment objective by pursuing a tactical asset allocation strategy and opportunistically investing under normal circumstances in closed-end funds and exchange-traded funds (“ETFs” and collectively, “Underlying Funds”). Underlying Funds also may include business development companies (“BDCs”) and special purpose acquisition companies (“SPACs”). All Underlying Funds are registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund incurs higher and additional expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices or operations of the Underlying Funds. To the extent that the Fund invests in one or more Underlying Funds that concentrate in a particular industry, the Fund would be vulnerable to factors affecting that industry and the concentrating Underlying Funds’ performance, and that of the Fund, may be more volatile than Underlying Funds that do not concentrate. In addition, one Underlying Fund may purchase a security that another Underlying Fund is selling.

Under normal circumstances, the Fund intends to maintain long positions in Underlying Funds, but may engage in short sales for investment purposes. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund may benefit from a short position when the shorted security decreases in value.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: The Statement of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect reported amounts and disclosures in the Statement of Investments during the period reported. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Statement of Investments may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The Statement of Investments has been prepared as of the close of the New York Stock Exchange (“NYSE”) on April 30, 2019.

Portfolio Valuation: The net asset value per common share of the Fund is determined daily, on each day that the NYSE is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). The Fund’s net asset value per common share is calculated by dividing the value of the Fund’s total assets, less its liabilities by the number of shares outstanding.

The Board of Directors (the “Board”) has established the following procedures for valuation of the Fund’s assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and ask prices on the exchange where such securities are primarily traded. If the independent primary or secondary pricing service is unable to provide a price for a security, if the price provided by the independent primary or secondary pricing service is deemed unreliable, or if events occurring after the close of the market for a security but before the time as of which the Fund values its common shares would materially affect net asset value, such security will be valued at its fair value as determined in good faith under procedures approved by the Board.

When applicable, fair value of an investment is determined by the Fund’s Fair Valuation Committee as a designee of the Board. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following: the fundamental business data relating to the issuer, borrower, or counterparty; an evaluation of the forces which influence the market in which the investments are purchased and sold; the type, size and cost of the investment; the information as to any transactions in or offers for the investment; the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies; the coupon payments, yield data/cash flow data; the quality, value and saleability of collateral, if any, securing the investment; the business prospects of the issuer, borrower, or counterparty, as applicable, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s, borrower’s, or counterparty’s management; the prospects for the industry of the issuer, borrower, or counterparty, as applicable, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; one or more independent broker quotes for the sale price of the portfolio security; and other relevant factors.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the specific identification method for both financial reporting and tax purposes.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2019:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds – Common Shares	$96,554,719	$–	$–	$96,554,719
Closed-End Funds – Preferred Shares	630,973	–	–	630,973
Business Development Companies – Common Shares	6,421,138	–	–	6,421,138
Business Development Company Notes – Preferred Shares	5,999,048	–	–	5,999,048
Special Purpose Acquisition Companies – Common Shares	14,498,881	–	–	14,498,881
Rights	109,028	9,224	–	118,252
Warrants	326,586	–	–	326,586
Short-Term Investments	5,260,845	–	–	5,260,845
Total	$129,801,218	$9,224	$–	$129,810,442
Other Financial Instruments
Liabilities:
Securities Sold Short
Exchange-Traded Funds – Common Shares	$(12,862,707)	$–	$–	$(12,862,707)
Total	$(12,862,707)	$–	$–	$(12,862,707)

The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value, and there were no transfers into or out of Level 3, during the period.

Short Sale Risks: The Fund and the Underlying Funds may engage in short sales. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. To establish a short position, a fund must first borrow the security from a broker or other institution. The fund may not always be able to borrow a security at a particular time or at an acceptable price. Accordingly, there is a risk that a fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons. After selling a borrowed security, a fund is obligated to “cover” the short sale by purchasing and returning the security to the lender at a later date. The Fund and the Underlying Funds cannot guarantee that the security will be available at an acceptable price. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce a fund’s return.

Special Purpose Acquisition Company Risk: The Fund may invest in special purpose acquisition companies (“SPACs”). SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Certain SPACs may seek acquisitions only in limited industries or regions. If an acquisition that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders. Investments in SPACs may be illiquid and/or be subject to restrictions on resale.

Private Debt Risk: The Fund may invest in notes issued by private funds (“private debt”). Private debt often may be illiquid and is typically not listed on an exchange and traded less actively than similar securities issued by public funds. For certain private debt, trading may only be possible through the assistance of the broker who originally brought the security to the market and has a relationship with the issuer. Due to the limited trading market, independent pricing services may be unable to provide a price for private debt, and as such the fair value of the securities may be determined in good faith under procedures approved by the Board, which typically will include the use of one or more independent broker quotes.

3. capital transactions

On August 31, 2018, the Fund entered into a sales agreement with Jones Trading Institutional Services LLC (“Jones”), under which the Fund may from time to time offer and sell up to 3,300,000 of the Fund’s common shares. During the period from August 31, 2018 to April 30, 2019, 30,311 shares of common stock were sold under this agreement for $586,019 (net of commissions to Jones of $7,424).